Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	₩ 119,500	₩ 8,974
Long-term derivative financial assets	221,608	139,560
Long-term derivative financial liabilities	(3,437)	(305,088)
Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	270,797
Long-term derivative financial liabilities	(748)
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	270,797
Long-term derivative financial liabilities		₩ (748)
Floating-to-fixed interest rate swap,Oct. 7,2024 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(748)
Floating-to-fixed interest rate swap,Oct. 7,2024 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(748)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	148,172
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	148,172
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	80,650
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	80,650
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	41,975
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	₩ 41,975